Preferred Stock (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Class of Stock Disclosures [Abstract]
Number of shares authorized to be repurchased	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01